UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.2%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$19,993,000	$9,126,805
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.837s, 2049		7,830,000	7,066,575
FRB Ser. 07-3, Class A3, 5.837s, 2049		765,000	595,170
Ser. 07-2, Class A2, 5.634s, 2049		2,590,000	2,339,029
Ser. 07-1, Class A4, 5.451s, 2049		4,581,000	3,417,078
Ser. 05-6, Class A2, 5.165s, 2047		250,000	237,610
Ser. 07-5, Class XW, IO, 0.606s, 2051		232,789,388	3,491,841
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	390,839
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	1,190,266
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.934s, 2036		13,806,760	7,731,785
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		13,240,196	735,410
Ser. 07-5A, IO, 1.55s, 2037		4,250,539	309,439
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		10,202,453	4,801,643
FRB Ser. 06-6, Class 2A1, 5.841s, 2036		4,888,339	2,376,129
FRB Ser. 07-1, Class 21A1, 5.663s, 2047		8,814,525	4,093,465
FRB Ser. 05-7, Class 23A1, 5 5/8s, 2035		9,197,814	4,956,957
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.45s, 2032		1,174,000	681,852
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		273,668,486	1,545,406
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.336s, 2037		6,682,621	677,484
FRB Ser. 06-AR5, Class 2A5A, 6.197s, 2036		6,458,227	3,247,294
FRB Ser. 05-10, Class 1A5A, 5.83s, 2035		2,166,616	1,213,305
FRB Ser. 05-10, Class 1A4A, 5.733s, 2035		8,246,045	4,452,864
FRB Ser. 06-AR7, Class 2A2A, 5.637s, 2036		1,096,263	591,982
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		162,558,401	596,412
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
1.217s, 2017		16,724,988	462,362
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		16,922,344	8,881,588
Ser. 06-J8, Class A4, 6s, 2037		10,724,164	5,628,511
Ser. 05-80CB, Class 2A1, 6s, 2036		12,321,948	7,886,047
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		8,363,405	5,712,271
FRB Ser. 06-OC10, Class 2A2A, 0.494s, 2036		12,453,018	4,150,272
FRB Ser. 06-OC11, Class 2A2A, 0.484s, 2037		7,077,000	2,331,263
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035		15,973,856	8,306,405
FRB Ser. 06-HYB1, Class 1A1, 5.309s, 2036		1,643,137	765,474
FRB Ser. 05-HYB4, Class 2A1, 4.891s, 2035		21,888,033	12,476,179
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.572s, 2036		6,861,038	592,630
Ser. 05-R3, Class AS, IO, 5.524s, 2035		2,797,386	227,148
Ser. 03-R4, Class 1A, PO, zero %, 2034		30,084	20,203
Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A3, 6.02s, 2038		19,353,000	15,156,801
FRB Ser. 07-C4, Class A2, 6.004s, 2039		3,679,000	3,400,676
Ser. 07-3, Class 1A1A, 5.837s, 2037		6,849,257	3,835,584
Ser. 07-C5, Class A3, 5.694s, 2040		37,930,000	29,731,859
Ser. 07-C2, Class A2, 5.448s, 2049		15,496,000	14,383,875
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.114s, 2017		369,000	166,050
FRB Ser. 06-A, Class C, 0.914s, 2017		1,093,000	601,150
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		5,697,309	5,083,074
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		8,998,000	6,357,066
Ser. 98-C1, Class F, 6s, 2040		7,396,000	5,916,800
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	180,931
FRB Ser. 05-TFLA, Class L, 2.169s, 2020		4,911,000	2,455,500
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048		7,091,000	6,567,046
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.781s, 2031		26,809,322	507,004
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	1,452,822
European Loan Conduit 144A FRB Ser. 22A, Class D,
2.336s, 2014 (United Kingdom)	GBP	2,461,000	607,658
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 2.325s, 2014 (United Kingdom)	GBP	1,694,829	139,493
Fannie Mae
IFB Ser. 06-70, Class SM, 52.158s, 2036		$637,932	1,010,506
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037		2,074,628	2,575,969
IFB Ser. 05-115, Class NQ, 23.761s, 2036		1,203,695	1,408,970
IFB Ser. 05-74, Class CP, 23.6s, 2035		2,294,965	2,781,570
IFB Ser. 05-99, Class SA, 23.416s, 2035		2,662,834	3,310,466
IFB Ser. 05-95, Class OP, 19.386s, 2035		1,745,790	1,915,622
IFB Ser. 05-83, Class QP, 16.578s, 2034		959,742	1,047,000
Ser. 383, Class 90, IO, 8s, 2037		259,238	35,060
Ser. 383, Class 91, IO, 8s, 2037		204,375	26,141
Ser. 386, Class 26, IO, 7 1/2s, 2038		518,340	66,506
Ser. 386, Class 27, IO, 7 1/2s, 2037		305,594	47,053
Ser. 386, Class 28, IO, 7 1/2s, 2037		297,601	37,079
Ser. 383, Class 88, IO, 7 1/2s, 2037		567,085	84,435

Ser. 383, Class 89, IO, 7 1/2s, 2037	443,423	67,283
Ser. 383, Class 87, IO, 7 1/2s, 2037	710,466	93,933
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	3,536,494	370,651
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036	7,854,952	1,027,899
IFB Ser. 08-7, Class SA, IO, 7.236s, 2038	19,636,455	2,476,377
Ser. 386, Class 24, IO, 7s, 2038	449,688	57,799
Ser. 386, Class 25, IO, 7s, 2038	477,324	59,947
Ser. 386, Class 22, IO, 7s, 2038	620,361	78,498
Ser. 386, Class 21, IO, 7s, 2037	708,780	91,368
Ser. 386, Class 23, IO, 7s, 2037	691,220	88,811
Ser. 383, Class 84, IO, 7s, 2037	648,349	83,172
Ser. 383, Class 85, IO, 7s, 2037	414,421	53,843
Ser. 383, Class 86, IO, 7s, 2037	324,519	38,430
Ser. 383, Class 79, IO, 7s, 2037	642,200	76,140
Ser. 383, Class 80, IO, 7s, 2037	1,443,436	185,740
Ser. 383, Class 81, IO, 7s, 2037	778,963	94,920
Ser. 383, Class 82, IO, 7s, 2037	776,392	99,007
Ser. 383, Class 83, IO, 7s, 2037	658,738	84,329
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	4,895,517	478,133
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	4,671,418	455,592
IFB Ser. 05-113, Class AI, IO, 6.916s, 2036	2,455,427	260,395
IFB Ser. 06-125, Class SM, IO, 6.886s, 2037	4,633,356	510,188
IFB Ser. 06-43, Class SU, IO, 6.886s, 2036	1,576,998	179,294
IFB Ser. 06-24, Class QS, IO, 6.886s, 2036	3,749,196	526,692
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	7,177,008	801,672
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	12,275,433	1,489,837
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	2,244,419	267,665
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034	1,765,186	206,572
IFB Ser. 04-12, Class WS, IO, 6.836s, 2033	2,579,356	235,444
IFB Ser. 07-W7, Class 3A2, IO, 6.816s, 2037	6,918,041	660,171
IFB Ser. 03-130, Class BS, IO, 6.736s, 2033	11,411,228	1,198,179
IFB Ser. 03-34, Class WS, IO, 6.686s, 2029	10,756,653	964,420
IFB Ser. 08-20, Class SA, IO, 6.676s, 2038	2,370,471	217,094
Ser. 386, Class 19, IO, 6 1/2s, 2038	654,318	89,948
Ser. 386, Class 17, IO, 6 1/2s, 2037	1,007,465	140,254
Ser. 386, Class 16, IO, 6 1/2s, 2037	688,903	95,972
Ser. 383, Class 62, IO, 6 1/2s, 2037	913,427	128,294
Ser. 383, Class 69, IO, 6 1/2s, 2037	522,021	67,921
Ser. 383, Class 63, IO, 6 1/2s, 2037	722,907	102,760
Ser. 383, Class 64, IO, 6 1/2s, 2037	1,311,040	181,600
Ser. 383, Class 67, IO, 6 1/2s, 2037	701,146	98,340
Ser. 383, Class 68, IO, 6 1/2s, 2037	339,288	47,482
Ser. 383, Class 58, IO, 6 1/2s, 2037	1,487,039	200,724
Ser. 383, Class 59, IO, 6 1/2s, 2037	965,494	135,646
Ser. 383, Class 61, IO, 6 1/2s, 2037	756,679	106,204
Ser. 383, Class 65, IO, 6 1/2s, 2037	910,674	127,922
Ser. 383, Class 66, IO, 6 1/2s, 2037	944,934	134,372
Ser. 383, Class 77, IO, 6 1/2s, 2037	547,364	76,872
Ser. 383, Class 78, IO, 6 1/2s, 2037	563,489	70,315
Ser. 383, Class 73, IO, 6 1/2s, 2037	1,242,754	173,150
Ser. 383, Class 76, IO, 6 1/2s, 2037	758,494	101,953
Ser. 383, Class 74, IO, 6 1/2s, 2037	1,031,508	145,140
Ser. 383, Class 71, IO, 6 1/2s, 2036	795,776	109,454
Ser. 383, Class 75, IO, 6 1/2s, 2036	645,402	88,744
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	104,126	7,612
Ser. 383, Class 101, IO, 6 1/2s, 2022	278,274	33,172
Ser. 383, Class 102, IO, 6 1/2s, 2022	177,236	19,615
IFB Ser. 08-41, Class S, IO, 6.486s, 2036	11,350,531	1,130,223
IFB Ser. 05-42, Class SA, IO, 6.486s, 2035	4,872,405	423,735
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	5,246,610	542,258
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	894,375	93,532
IFB Ser. 07-22, Class S, IO, 6.436s, 2037	15,189,286	1,623,200
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	3,784,739	314,520
IFB Ser. 06-79, Class SI, IO, 6.436s, 2036	2,440,601	254,096
IFB Ser. 05-90, Class SP, IO, 6.436s, 2035	2,449,306	221,649
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	3,008,290	360,637
IFB Ser. 05-45, Class PL, IO, 6.436s, 2034	5,076,955	521,175
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	1,680,405	151,182
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	10,384,485	1,388,338
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	9,683,040	1,047,008
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	9,378,412	996,925
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	8,336,338	749,137
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	8,950,891	996,091
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	4,662,903	470,021
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	4,181,920	489,860
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	9,276,999	1,071,261
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	6,118,022	738,098
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	9,570,115	1,019,217
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	2,003,083	215,686
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	7,758,845	882,957
IFB Ser. 05-29, Class SX, IO, 6.386s, 2035	5,440,175	552,980
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	4,266,659	382,719
IFB Ser. 05-7, Class SC, IO, 6.386s, 2035	5,824,064	490,497
IFB Ser. 04-92, Class S, IO, 6.386s, 2034	14,411,276	1,531,153
IFB Ser. 06-104, Class EI, IO, 6.376s, 2036	5,591,728	563,155
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	1,724,291	192,039
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	5,766,334	588,702
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	3,972,084	378,730
IFB Ser. 06-116, Class ES, IO, 6.336s, 2036	743,993	65,642
IFB Ser. 06-51, Class SP, IO, 6.336s, 2036	2,658,119	315,184
IFB Ser. 04-92, Class SQ, IO, 6.336s, 2034	6,048,815	621,236
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	3,145,359	346,819
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	4,685,061	434,469
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	566,489	55,743
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	1,324,216	125,800
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	1,201,311	104,818
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	4,470,510	526,930
IFB Ser. 06-111, Class SA, IO, 6.306s, 2036	28,040,449	3,070,579
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	23,093,315	2,032,385

IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	10,901,917	1,151,513
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	15,644,128	1,737,852
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	4,708,206	532,143
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	4,628,135	495,915
IFB Ser. 05-57, Class MS, IO, 6.286s, 2035	4,224,466	390,864
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	11,915,940	1,232,095
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	4,679,149	445,782
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	1,433,677	144,945
IFB Ser. 06-17, Class SI, IO, 6.266s, 2036	4,326,835	428,065
IFB Ser. 06-98, Class SQ, IO, 6.256s, 2036	10,777,292	1,120,103
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	8,105,649	1,049,832
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	11,257,729	977,576
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	2,720,216	323,303
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	6,431,965	545,238
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	2,448,626	218,480
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	15,294,439	1,324,613
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	9,113,544	773,740
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	36,959,402	3,739,109
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	3,764,345	246,723
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	4,908,058	401,528
IFB Ser. 07-W8, Class 2A2, IO, 6.136s, 2037	9,151,071	786,146
IFB Ser. 06-79, Class SH, IO, 6.136s, 2036	8,231,352	866,170
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	8,297,520	826,384
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	4,583,305	392,457
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	5,593,899	456,395
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	4,596,608	435,280
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	4,596,608	435,280
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	4,596,608	435,280
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	4,596,608	435,280
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	4,596,608	435,280
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	7,280,612	723,299
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	4,671,769	361,056
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	6,676,334	764,081
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	3,865,220	319,924
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	4,064,822	413,151
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	17,436,621	1,734,803
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	12,346,552	1,260,714
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	6,447,873	474,807
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	8,725,345	848,809
Ser. 383, Class 100, IO, 6s, 2022	292,536	29,439
Ser. 383, Class 98, IO, 6s, 2022	866,538	96,264
Ser. 383, Class 99, IO, 6s, 2022	393,327	44,817
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	6,531,391	613,834
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	8,049,453	713,449
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	5,372,785	501,810
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	4,472,904	367,048
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	7,673,075	683,026
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	5,059,240	452,210
IFB Ser. 04-46, Class PJ, IO, 5.686s, 2034	3,866,618	408,386
Ser. 06-W2, Class 1AS, IO, 5.667s, 2036	9,686,845	793,353
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	6,649,018	562,893
Ser. 383, Class 18, IO, 5 1/2s, 2038	3,237,291	388,475
Ser. 383, Class 19, IO, 5 1/2s, 2038	2,947,966	353,756
Ser. 383, Class 25, IO, 5 1/2s, 2038	492,561	61,449
Ser. 386, Class 4, IO, 5 1/2s, 2037	746,652	97,611
Ser. 386, Class 5, IO, 5 1/2s, 2037	477,913	74,077
Ser. 383, Class 15, IO, 5 1/2s, 2037	435,549	53,729
Ser. 383, Class 16, IO, 5 1/2s, 2037	198,726	23,965
Ser. 383, Class 6, IO, 5 1/2s, 2037	2,517,334	320,134
Ser. 383, Class 7, IO, 5 1/2s, 2037	2,483,482	298,018
Ser. 383, Class 8, IO, 5 1/2s, 2037	1,045,464	133,431
Ser. 383, Class 9, IO, 5 1/2s, 2037	995,295	126,729
Ser. 383, Class 20, IO, 5 1/2s, 2037	1,856,813	222,818
Ser. 383, Class 21, IO, 5 1/2s, 2037	1,751,427	210,171
Ser. 383, Class 22, IO, 5 1/2s, 2037	1,184,321	150,742
Ser. 383, Class 23, IO, 5 1/2s, 2037	1,064,678	135,392
Ser. 383, Class 24, IO, 5 1/2s, 2037	730,976	91,032
Ser. 383, Class 26, IO, 5 1/2s, 2037	550,048	69,855
Ser. 383, Class 27, IO, 5 1/2s, 2037	163,948	24,817
Ser. 383, Class 95, IO, 5 1/2s, 2022	1,369,356	166,889
Ser. 383, Class 97, IO, 5 1/2s, 2022	569,548	70,358
Ser. 383, Class 94, IO, 5 1/2s, 2022	712,666	87,145
Ser. 383, Class 96, IO, 5 1/2s, 2022	736,758	86,464
Ser. 07-W1, Class 1AS, IO, 5.415s, 2046	16,003,219	1,299,461
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	6,260,003	483,836
Ser. 386, Class 1, IO, 5s, 2037	148,701	19,092
Ser. 386, Class 2, IO, 5s, 2037	111,955	16,508
Ser. 383, Class 2, IO, 5s, 2037	530,922	79,274
Ser. 383, Class 92, IO, 5s, 2022	604,256	68,110
Ser. 383, Class 93, IO, 5s, 2022	342,944	41,688
Ser. 03-W10, Class 3, IO, 1.921s, 2043	876,605	47,510
Ser. 03-W17, Class 12, IO, 1.144s, 2033	15,775,204	472,811
Ser. 06-26, Class NB, 1s, 2036	1,033,610	911,689
Ser. 01-T1, Class 1, IO, 0.793s, 2040	844,233	10,081
Ser. 00-T6, IO, 0.773s, 2030	13,915,776	221,400
FRB Ser. 05-51, Class CF, 0.614s, 2035	119,629	119,026
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	28,831,269	465,628
Ser. 03-W10, Class 1A, IO, 0.569s, 2043	23,862,760	328,337
Ser. 02-T18, IO, 0.513s, 2042	41,749,236	553,754
Ser. 02-W8, Class 1, IO, 0.345s, 2042	21,370,199	212,514
Ser. 06-56, Class XF, zero %, 2036	339,870	306,666
Ser. 06-47, Class VO, PO, zero %, 2036	604,163	445,456
Ser. 06-37, Class ON, PO, zero %, 2036	1,145,299	948,199
Ser. 05-117, Class MO, PO, zero %, 2036	335,740	328,274
Ser. 05-110, Class KO, PO, zero %, 2035	292,963	250,378
Ser. 05-103, Class OA, PO, zero %, 2035	787,359	693,007
Ser. 05-63, PO, zero %, 2035	111,979	95,536
Ser. 05-50, Class LO, PO, zero %, 2035	184,216	145,672
Ser. 08-37, Class DO, PO, zero %, 2033	1,669,771	1,367,927

Ser. 06-59, Class QC, PO, zero %, 2033	804,410	625,748
Ser. 04-61, Class JO, PO, zero %, 2032	1,120,452	1,018,591
Ser. 326, Class 1, PO, zero %, 2032	886,492	784,888
Ser. 318, Class 1, PO, zero %, 2032	331,457	278,670
Ser. 314, Class 1, PO, zero %, 2031	1,579,401	1,352,661
Ser. 99-51, Class N, PO, zero %, 2029	301,271	266,875
FRB Ser. 06-14, Class DF, zero %, 2036	318,716	306,300
FRB Ser. 05-91, Class EF, zero %, 2035	253,278	236,804
FRB Ser. 06-54, Class CF, zero %, 2035	259,923	250,117
FRB Ser. 05-51, Class FV, zero %, 2035	559,817	491,659
FRB Ser. 05-77, Class HF, zero %, 2034	699,768	678,401
FRB Ser. 06-21, Class FH, zero %, 2033	18,149	17,969
IFB Ser. 06-48, Class FG, zero %, 2036	436,000	384,505
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	2,836,859	326,239
Ser. T-57, Class 1AX, IO, 0.442s, 2043	12,488,606	112,550
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.238s, 2020	22,103,893	558,565
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7 3/4s, 2039	451,361	446,847
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	342,547
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	1,084,160
Freddie Mac
IFB Ser. 3182, Class SP, 27.322s, 2032	1,608,375	1,895,684
IFB Ser. 3211, Class SI, IO, 26.323s, 2036	1,724,513	872,943
IFB Ser. 2979, Class AS, 23.102s, 2034	977,850	1,097,032
IFB Ser. 3105, Class SI, IO, 18.784s, 2036	1,115,244	432,038
IFB Ser. 2828, Class GI, IO, 7.181s, 2034	364,469	45,713
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	7,946,592	800,794
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	7,787,569	1,110,273
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	6,154,052	832,925
IFB Ser. 2869, Class JS, IO, 6.931s, 2034	708,413	55,462
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	15,371,206	2,264,957
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	11,185,345	1,636,968
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	7,567,465	834,625
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	3,730,772	389,265
IFB Ser. 3200, Class SB, IO, 6.831s, 2036	5,384,091	580,645
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	4,490,274	610,982
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	4,639,268	532,908
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	1,275,995	94,228
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	2,905,732	288,574
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	3,514,464	295,148
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	4,335,995	421,680
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	2,501,863	238,857
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	3,617,024	353,527
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	2,452,819	276,315
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	9,747,615	1,070,005
IFB Ser. 3042, Class SP, IO, 6.431s, 2035	4,281,078	424,059
IFB Ser. 2990, Class TS, IO, 6.431s, 2035	4,912,724	408,630
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	4,626,176	467,244
IFB Ser. 3236, Class ES, IO, 6.381s, 2036	433,456	38,556
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	3,033,998	312,569
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	4,732,734	546,489
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	10,383,708	1,164,153
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	1,867,201	180,002
IFB Ser. 3256, Class S, IO, 6.371s, 2036	8,854,251	977,509
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	3,592,792	429,626
IFB Ser. 3370, Class TS, IO, 6.351s, 2037	15,215,261	1,242,778
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	3,594,153	342,134
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	4,362,258	421,721
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	7,361,696	687,232
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	12,244,920	1,296,887
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	5,265,626	591,144
IFB Ser. 3033, Class SG, IO, 6.331s, 2035	3,246,139	268,032
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	20,170,865	2,079,087
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	1,457,433	147,346
IFB Ser. 3240, Class S, IO, 6.301s, 2036	14,043,321	1,461,899
IFB Ser. 3229, Class BI, IO, 6.301s, 2036	462,479	41,880
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	2,503,032	295,711
IFB Ser. 3210, Class S, IO, 6.281s, 2036	1,288,825	110,504
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	1,204,679	140,586
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	14,891,720	1,485,238
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	5,450,290	700,322
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	4,524,211	424,783
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	5,583,900	518,164
IFB Ser. 3424, Class XI, IO, 6.251s, 2036	9,626,908	868,844
IFB Ser. 3485, Class SI, IO, 6.231s, 2036	2,694,878	324,552
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	9,497,268	1,081,833
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	9,649,104	1,095,585
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	4,221,699	351,718
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	7,544,114	779,850
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	6,479,045	664,712
IFB Ser. 3238, Class LI, IO, 6.171s, 2036	4,612,535	463,208
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	5,793,982	585,192
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	11,401,139	1,295,146
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	9,638,805	1,008,291
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	3,882,352	439,944
IFB Ser. 3366, Class SA, IO, 6.131s, 2037	8,802,063	797,652
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	4,161,937	359,946
IFB Ser. 3199, Class S, IO, 6.131s, 2036	9,131,778	937,638
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	10,995,090	1,113,128
IFB Ser. 3261, Class SA, IO, 6.111s, 2037	3,566,698	359,034
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	5,092,756	387,257
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	7,061,303	713,362
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	7,061,303	713,362
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	7,061,303	713,362

IFB Ser. 3311, Class ID, IO, 6.091s, 2037	7,061,303	713,362
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	10,731,354	1,084,126
IFB Ser. 3311, Class PI, IO, 6.091s, 2037	6,747,533	564,702
IFB Ser. 3265, Class SC, IO, 6.091s, 2037	2,655,323	256,521
IFB Ser. 3382, Class SI, IO, 6.081s, 2037	14,428,796	1,484,865
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	8,958,450	874,152
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	3,704,545	320,057
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	16,177,914	1,552,588
IFB Ser. 3502, Class DS, IO, 5.831s, 2039	3,131,589	277,389
IFB Ser. 2967, Class SA, IO, 5.831s, 2035	5,288,694	396,002
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	10,071,762	922,601
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	18,729,171	1,736,285
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	4,876,213	462,590
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	13,920,549	1,211,213
IFB Ser. 3500, Class SE, IO, 5.631s, 2039	3,259,352	220,279
IFB Ser. 3424, Class UI, IO, 5.441s, 2037	6,722,660	525,223
FRB Ser. 3458, Class FC, 1.02s, 2036	45,987	45,969
FRB Ser. 3069, Class DF, 0.82s, 2035	181,378	179,889
FRB Ser. 2975, Class FA, 0.769s, 2034	22,122	22,119
FRB Ser. 3069, Class FO, 0.719s, 2035	365,448	356,804
FRB Ser. 3006, Class FA, 0.719s, 2034	796,646	780,713
FRB Ser. 3232, Class FG, 0.619s, 2036	639,846	637,835
Ser. 3331, Class GO, PO, zero %, 2037	522,249	441,734
Ser. 3374, Class DO, PO, zero %, 2037	198,584	155,119
Ser. 3324, PO, zero %, 2037	113,061	103,078
Ser. 3369, PO, zero %, 2037	91,856	77,938
Ser. 3292, Class DO, PO, zero %, 2037	432,167	353,754
Ser. 242, PO, zero %, 2036	14,282,655	12,845,463
Ser. 3314, PO, zero %, 2036	1,185,349	1,047,066
Ser. 3226, Class YI, IO, zero %, 2036	8,270,079	18,351
Ser. 3337, Class OA, PO, zero %, 2036	42,764	40,245
Ser. 3176, Class YO, PO, zero %, 2036	524,626	475,946
Ser. 3141, Class DO, PO, zero %, 2036	363,776	296,392
Ser. 3142, PO, zero %, 2036	173,711	154,762
Ser. 3124, Class DO, PO, zero %, 2036	208,300	175,922
Ser. 3097, Class OC, PO, zero %, 2036	100,000	85,151
Ser. 3106, PO, zero %, 2036	243,000	208,034
Ser. 3084, Class ON, PO, zero %, 2035	220,990	176,454
Ser. 3090, Class KO, PO, zero %, 2035	78,664	70,517
Ser. 3078, PO, zero %, 2035	2,114,550	1,772,532
Ser. 3084, PO, zero %, 2035	129,173	127,564
Ser. 2989, Class WO, PO, zero %, 2035	216,095	188,147
Ser. 2971, Class KO, PO, zero %, 2035	598,356	591,709
Ser. 2975, Class QO, PO, zero %, 2035	35,761	29,274
Ser. 2980, PO, zero %, 2035	89,703	77,947
Ser. 2981, Class CO, PO, zero %, 2035	442,741	361,597
Ser. 2962, Class BO, PO, zero %, 2035	26,224	26,190
Ser. 2947, Class AO, PO, zero %, 2035	70,961	58,732
Ser. 2951, Class JO, PO, zero %, 2035	206,487	171,267
Ser. 2985, Class CO, PO, zero %, 2035	310,730	256,958
Ser. 3145, Class KO, PO, zero %, 2034	109,664	86,033
Ser. 2858, Class MO, PO, zero %, 2034	296,104	245,806
Ser. 2692, Class TO, PO, zero %, 2033	198,586	148,675
Ser. 201, PO, zero %, 2029	971,449	825,089
Ser. 1208, Class F, PO, zero %, 2022	287,427	257,266
FRB Ser. 3343, Class QF, zero %, 2037	423,073	416,011
FRB Ser. 3345, Class TY, zero %, 2037	689,406	663,302
FRB Ser. 3338, Class WA, zero %, 2037	42,664	42,212
FRB Ser. 3299, Class FD, zero %, 2037	1,067,520	975,455
FRB Ser. 3304, Class UF, zero %, 2037	404,765	381,531
FRB Ser. 3289, Class SF, zero %, 2037	1,314,845	1,305,519
FRB Ser. 3326, Class XF, zero %, 2037	480,642	455,160
FRB Ser. 3273, Class HF, zero %, 2037	110,281	102,703
FRB Ser. 3235, Class TP, zero %, 2036	129,480	123,900
FRB Ser. 3283, Class KF, zero %, 2036	173,021	166,205
FRB Ser. 3226, Class YW, zero %, 2036	735,515	719,141
FRB Ser. 3332, Class UA, zero %, 2036	196,017	194,177
FRB Ser. 3190, Class TK, zero %, 2036	24,290	24,274
FRB Ser. 3168, Class AT, zero %, 2036	196,807	190,548
FRB Ser. 3171, Class BU, zero %, 2036	48,781	47,878
FRB Ser. 3251, Class TC, zero %, 2036	2,184,390	2,167,233
FRB Ser. 3140, Class KF, zero %, 2036	265,424	253,662
FRB Ser. 3130, Class JF, zero %, 2036	693,226	662,393
FRB Ser. 3168, Class TG, zero %, 2036	241,416	241,169
FRB Ser. 3067, Class SF, zero %, 2035	1,214,975	1,065,460
FRB Ser. 3072, Class TJ, zero %, 2035	409,990	374,401
FRB Ser. 3047, Class BD, zero %, 2035	723,612	658,079
FRB Ser. 3052, Class TJ, zero %, 2035	163,132	153,385
FRB Ser. 3326, Class WF, zero %, 2035	738,634	658,772
FRB Ser. 3030, Class EF, zero %, 2035	351,326	302,250
FRB Ser. 3033, Class YF, zero %, 2035	771,341	710,599
FRB Ser. 3251, Class TP, zero %, 2035	625,605	595,275
FRB Ser. 3263, Class AE, zero %, 2035	837,532	793,355
FRB Ser. 3273, Class TJ, zero %, 2035	384,147	327,471
FRB Ser. 3412, Class UF, zero %, 2035	1,487,282	1,396,776
FRB Ser. 3007, Class LU, zero %, 2035	53,883	54,373
FRB Ser. 2980, Class BU, zero %, 2035	295,223	294,379
FRB Ser. 2980, Class TY, zero %, 2035	111,067	104,734
FRB Ser. 2958, Class TP, zero %, 2035	175,140	153,864
FRB Ser. 2963, Class TW, zero %, 2035	563,159	521,164
FRB Ser. 2958, Class FB, zero %, 2035	288,125	266,870
FRB Ser. 3112, Class XM, zero %, 2034	77,164	74,049
FRB Ser. 3137, Class TF, zero %, 2034	125,476	123,502
FRB Ser. 2947, Class GF, zero %, 2034	598,651	539,020
FRB Ser. 3006, Class TE, zero %, 2034	270,299	281,688
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.789s, 2033	1,354,000	1,048,094
Ser. 00-1, Class G, 6.131s, 2033	4,588,975	1,427,568
GMAC Commercial Mortgage Securities, Inc. 144A Ser.

99-C3, Class G, 6.974s, 2036		4,134,628	2,976,932
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 38.31s, 2037		416,943	578,698
Ser. 07-17, Class CI, IO, 7 1/2s, 2037		2,690,345	431,121
IFB Ser. 08-42, Class AI, IO, 7.372s, 2038		31,299,347	3,292,128
IFB Ser. 05-68, Class PU, IO, 6.985s, 2032		4,722,250	507,974
IFB Ser. 04-59, Class SH, IO, 6.932s, 2034		2,091,834	220,571
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034		2,899,114	311,191
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034		4,519,932	334,369
IFB Ser. 07-47, Class SA, IO, 6.782s, 2036		6,011,996	665,431
IFB Ser. 07-35, Class NY, IO, 6.582s, 2035		7,224,864	582,309
IFB Ser. 07-22, Class S, IO, 6.485s, 2037		4,072,923	414,603
IFB Ser. 05-84, Class AS, IO, 6.485s, 2035		10,874,252	1,120,983
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037		4,903,519	477,117
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037		10,710,822	1,016,425
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037		3,244,819	258,677
IFB Ser. 07-41, Class SM, IO, 6.385s, 2037		2,837,800	269,166
IFB Ser. 07-41, Class SN, IO, 6.385s, 2037		2,893,310	270,072
IFB Ser. 04-88, Class S, IO, 6.385s, 2032		5,766,665	369,566
IFB Ser. 04-17, Class QN, IO, 6.382s, 2034		2,737,157	262,922
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037		3,866,004	281,329
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037		474,278	35,209
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037		16,928,649	1,770,495
IFB Ser. 07-78, Class SA, IO, 6.212s, 2037		26,971,775	2,180,830
IFB Ser. 08-34, Class SH, IO, 6.185s, 2037		8,908,141	738,094
IFB Ser. 06-26, Class S, IO, 6.185s, 2036		34,725,111	3,027,648
IFB Ser. 08-2, Class SM, IO, 6.182s, 2038		16,455,593	1,337,412
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037		7,633,307	637,809
IFB Ser. 08-9, Class SK, IO, 6.165s, 2038		14,054,794	1,259,456
IFB Ser. 05-92, Class S, IO, 6.085s, 2032		23,094,570	1,773,718
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037		15,783,372	1,614,349
IFB Ser. 05-71, Class SA, IO, 6.042s, 2035		12,447,737	1,161,112
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035		6,740,702	619,932
IFB Ser. 06-7, Class SB, IO, 6.005s, 2036		1,156,931	86,122
IFB Ser. 08-15, Class PI, IO, 5.985s, 2035		3,145,739	288,008
IFB Ser. 06-16, Class SX, IO, 5.975s, 2036		12,150,725	1,072,612
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037		3,633,795	366,059
IFB Ser. 06-14, Class S, IO, 5.935s, 2036		5,269,949	418,134
IFB Ser. 05-57, Class PS, IO, 5.935s, 2035		7,482,457	702,738
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036		3,229,869	273,845
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037		9,874,989	844,333
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037		8,219,134	662,355
IFB Ser. 07-21, Class S, IO, 5.882s, 2037		249,881	18,532
IFB Ser. 05-17, Class S, IO, 5.865s, 2035		6,611,306	614,795
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037		5,122,573	377,672
IFB Ser. 07-62, Class S, IO, 5.832s, 2037		7,253,271	618,715
IFB Ser. 05-3, Class SN, IO, 5.785s, 2035		17,360,518	1,514,878
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037		6,121,834	451,393
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034		15,248,225	845,189
FRB Ser. 05-39, Class F, 0.82s, 2034		195,678	195,351
Ser. 08-30, PO, zero %, 2038		682,101	617,649
Ser. 07-73, Class MO, PO, zero %, 2037		177,326	155,725
Ser. 07-36, Class YO, PO, zero %, 2037		975,828	809,191
Ser. 07-48, Class MO, PO, zero %, 2037		817,230	690,966
Ser. 06-36, Class MO, PO, zero %, 2036		301,004	274,805
Ser. 06-36, Class OD, PO, zero %, 2036		206,184	169,797
Ser. 07-18, PO, zero %, 2035		1,137,819	902,954
Ser. 07-18, Class CO, PO, zero %, 2035		1,583,031	1,352,202
Ser. 06-64, PO, zero %, 2034		198,982	139,547
Ser. 99-31, Class MP, PO, zero %, 2029		27,449	24,865
FRB Ser. 07-71, Class UC, zero %, 2037		36,223	35,792
FRB Ser. 07-73, Class KI, IO, zero %, 2037		1,776,078	19,755
FRB Ser. 07-73, Class KM, zero %, 2037		177,889	192,653
FRB Ser. 07-49, Class CF, zero %, 2037		305,988	300,241
FRB Ser. 07-61, Class YC, zero %, 2037		564,541	564,796
FRB Ser. 07-35, Class VF, zero %, 2037		896,933	842,636
FRB Ser. 07-16, Class WF, zero %, 2037		1,853,767	1,729,985
FRB Ser. 06-56, Class YF, zero %, 2036		269,462	242,550
FRB Ser. 98-2, Class EA, PO, zero %, 2028		260,156	231,300
Granite Mortgages PLC FRB Ser. 03-2, Class 3C, 7.589s,
2043 (F)	GBP	4,838,514	943,778
Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 6.032s, 2038		$7,440,000	7,255,443
Ser. 05-GG5, Class A2, 5.117s, 2037		8,219,000	7,918,583
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045		1,506,000	1,198,629
Ser. 06-GG6, Class A2, 5.506s, 2038		2,829,000	2,740,000
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.235s, 2039		506,157,751	6,580,051
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.878s, 2035		13,126,730	1,082,955
Ser. 01-2, IO, 0.212s, 2032		1,056,322	4,248
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)		409,597	7,373
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.072s, 2037		16,219,637	8,920,800
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.424s, 2037		9,452,788	5,129,300
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR9, Class 2A1, 6.69s, 2037		6,931,392	3,465,696
FRB Ser. 06-AR25, Class 5A1, 6.059s, 2036		3,868,660	1,782,768
FRB Ser. 07-AR15, Class 1A1, 5.971s, 2037		6,702,431	3,552,289
FRB Ser. 05-AR31, Class 3A1, 5.702s, 2036		12,675,005	6,717,753
FRB Ser. 07-AR11, Class 1A1, 5.292s, 2037		5,156,358	2,114,107
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.935s, 2036		4,824,468	2,846,436
FRB Ser. 06-A6, Class 1A1, 0.474s, 2036		5,772,030	2,452,834
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051		1,121,000	481,262

FRB Ser. 07-LD12, Class A3, 6.188s, 2051		8,677,000	7,045,230
FRB Ser. 07-LD11, Class A3, 6.007s, 2049		1,878,000	1,482,326
Ser. 07-CB20, Class A3, 5.863s, 2051		3,771,000	3,033,635
Ser. 07-CB20, Class A4, 5.794s, 2051		7,011,000	5,282,979
Ser. 06-CB17, Class A4, 5.429s, 2043		6,485,000	5,178,391
Ser. 06-LDP9, Class A3, 5.336s, 2047		17,497,000	13,413,107
Ser. 08-C2, Class X, IO, 0.644s, 2051		260,983,200	3,296,661
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.113s, 2051		279,832,282	1,931,374
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	440,345
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	1,944,250
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A3, 5.43s, 2040		18,881,000	13,646,875
Ser. 07-C1, Class A4, 5.424s, 2040		24,620,000	17,895,761
Ser. 07-C2, Class A2, 5.303s, 2040		13,360,000	12,307,232
Lehman Mortgage Trust
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037		4,299,357	473,703
IFB Ser. 07-2, Class 2A13, IO, 6.376s, 2037		7,986,158	814,748
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037		9,366,099	945,039
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036		16,579,282	1,654,281
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036		15,682,347	1,564,785
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		4,511,500	270,690
Ser. 04-1A, Class K, 5.45s, 2040		1,653,000	82,650
Ser. 04-1A, Class L, 5.45s, 2040		752,500	30,100
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		3,764,307	2,208,001
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049		200,547,066	1,315,208
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035		788,020	576,584
Ser. 96-C2, Class JS, IO, 2.263s, 2028		5,857,196	187,665
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050		1,006,000	814,892
FRB Ser. 07-C1, Class A2, 5.918s, 2050		6,757,000	5,918,643
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		1,229,000	1,090,738
Ser. 07-7, Class A2, 5.693s, 2050		5,171,000	4,878,390
Ser. 06-3, Class A4, 5.414s, 2046		4,497,000	3,467,737
Ser. 06-4, Class A2, 5.112s, 2049		5,897,000	5,575,043
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.881s, 2017		11,071,946	885,756
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.006s, 2037		7,655,418	765,542
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		2,439,000	2,170,710
FRB Ser. 07-IQ15, Class A2, 6.036s, 2049		10,750,000	9,764,958
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		13,869,752	693,488
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.428s, 2037		16,949,666	7,118,860
Ser. 05-5AR, Class 2A1, 4.691s, 2035 (F)		6,371,999	3,026,699
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.185s, 2030		2,378,284	1,593,450
Ser. 97-MC2, Class X, IO, 1.988s, 2012		18,098	485
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	299,316
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		12,594,652	7,304,898
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		1,580,000	1,410,008
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		1,339,000	736,450
Ser. 03-1A, Class N, 5s, 2018		1,590,000	810,900
Ser. 04-1A, Class M, 5s, 2018		1,438,000	704,620
Ser. 04-1A, Class N, 5s, 2018		1,371,000	562,110
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.671s, 2036		4,427,556	2,055,110
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037		18,167,409	1,613,266
Ser. 07-4, Class 1A4, IO, 1s, 2037		18,863,831	559,378
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.441s, 2037		19,643,139	1,547,879
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	1,094,530	1,161,019
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	2,491,896	1,350,349
Ursus EPC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)	GBP	1,474,906	606,960
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	10,663
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A2, 5.421s, 2047		$17,351,000	15,925,733
Ser. 07-C30, Class A3, 5.246s, 2043		11,512,000	10,032,244
Ser. 07-C34, IO, 0.519s, 2046		75,945,578	1,152,922
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.619s, 2018		3,292,000	987,600
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.59s, 2037		31,090,535	16,204,727
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		45,841,303	224,622

Total mortgage-backed securities (cost $796,956,989)			$767,644,561

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (16.7%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.1%)
Government National Mortgage Association Pass-Through

Certificates
6 1/2s, TBA, July 1, 2039		$3,000,000	$3,176,719
4 1/2s, TBA, July 1, 2039		88,000,000	87,807,500
			90,984,219

U.S. Government Agency Mortgage Obligations (11.6%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, July 1, 2039		4,000,000	4,258,125
6s, TBA, July 1, 2024		3,000,000	3,175,781
5 1/2s, January 1, 2038		126,093	130,354
5 1/2s, TBA, July 1, 2024		4,000,000	4,185,000
4 1/2s, TBA, August 1, 2039		72,000,000	71,552,815
4 1/2s, TBA, July 1, 2039		121,000,000	120,697,500
4s, TBA, July 1, 2024		1,000,000	1,000,156
			204,999,731

Total U.S. government and agency mortgage obligations (cost $294,609,589)			$295,983,950

U.S. TREASURY OBLIGATIONS (0.6%)(a)
		Principal amount	Value
U.S. Treasury Notes 3 5/8s, May 15, 2013 (i)		$10,500,000	$11,170,740

Total U.S. treasury obligations (cost $11,170,740)			$11,170,740

CORPORATE BONDS AND NOTES (21.0%)(a)
		Principal amount	Value

Basic materials (1.2%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	819,000	$972,554
Builders FirstSource, Inc. company guaranty sr. notes
FRN 5.133s, 2012		$1,195,000	513,850
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.629s, 2013 (Netherlands)		885,000	606,225
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		651,000	670,531
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		3,442,000	3,467,815
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,114,000	1,119,570
Georgia-Pacific Corp. notes 8 1/8s, 2011		230,000	230,000
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011		239,000	246,170
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		883,000	898,453
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		339,000	152,550
International Paper Co. sr. unsec. notes 9 3/8s, 2019		491,000	499,593
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,114,000	495,730
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		951,000	964,076
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		574,000	591,220
Nalco Co. 144A sr. notes 8 1/4s, 2017		286,000	287,430
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		404,726	58,685
Novelis, Inc. company guaranty 7 1/4s, 2015		701,000	532,760
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	465,000	613,688
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,385,000	1,069,913
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		572,000	503,360
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		1,251,000	1,179,068
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)		819,000	880,425
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)		1,477,000	1,547,158
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)		1,773,000	1,835,055
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		570,000	265,050
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014		590,000	539,850
			20,740,779

Capital goods (1.0%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		394,000	361,495
Berry Plastics Corp. company guaranty sr. notes FRN
5.881s, 2015		988,000	871,910
Bombardier, Inc. 144A sr. unsec. notes FRN 4.406s,
2013 (Canada)	EUR	506,000	570,115
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$7,295,000	6,857,300
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		2,057,000	2,005,575
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.583s, 2015		495,000	400,950
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		3,102,000	2,884,860
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,734,000	2,354,789
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		2,012,000	1,639,780
Titan International, Inc. company guaranty 8s, 2012		405,000	366,525
			18,313,299

Communication services (1.8%)
American Tower Corp. sr. unsec. notes 7s, 2017	1,730,000	1,673,775
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012	774,000	766,260
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)	246,000	1,538
CCH I, LLC sec. notes 11s, 2015 (In default) (NON)	777,000	93,240
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)	306,000	322,830
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)	2,677,000	2,810,850
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013	790,000	814,688
Cincinnati Bell, Inc. company guaranty 7s, 2015	1,294,000	1,158,130
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	1,765,000	1,738,525
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015	2,065,000	2,049,513
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	2,150,000	2,074,750
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)	1,095,000	908,850
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)	4,551,000	4,710,285
iPCS, Inc. company guaranty sr. notes FRN 3.153s, 2013	575,000	454,250
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	370,000	367,688
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	2,985,000	2,723,813
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	610,000	581,788
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	4,691,000	4,726,183
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	1,375,000	1,051,875
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	1,852,000	1,865,890
West Corp. company guaranty 9 1/2s, 2014	528,000	462,000
		31,356,721

Consumer cyclicals (3.7%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	3,678,000	2,501,040
AMC Entertainment, Inc. company guaranty 11s, 2016	1,152,000	1,114,560
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	948,000	808,170
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	720,000	313,200
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,325,000	1,073,250
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)	1,453,443	428,766
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	1,145,000	858,750
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	755,000	445,450
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	263,000	57,860
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	3,460,000	3,477,300
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	588,000	571,830
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	4,223,000	3,906,275
Echostar DBS Corp. company guaranty 6 5/8s, 2014	6,614,000	6,101,415
FelCor Lodging LP company guaranty 9s, 2011 (R)	3,792,000	3,336,960
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	3,013,000	2,802,090
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	1,539,000	1,477,440
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	883,000	875,431
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	977,000	986,770
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	810,000	763,678
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	235,000	189,175
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	4,015,000	3,874,475
Jostens IH Corp. company guaranty 7 5/8s, 2012	4,138,000	4,127,655
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	3,942,000	3,863,160
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	340,000	328,950
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	3,326,000	3,267,795
Liberty Media, LLC sr. notes 5.7s, 2013	613,000	530,245
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	758,000	753,263
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	1,339,000	1,124,219
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,765,000	882,500
Meritage Homes Corp. company guaranty 6 1/4s, 2015	292,000	224,840
Meritage Homes Corp. sr. notes 7s, 2014	332,000	272,240
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	233,000	211,448
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	627,000	418,523
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	750,000	709,688
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	1,752,000	1,125,660
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	1,915,000	1,857,550
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	603,000	603,000
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,295,000	1,107,225
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,386,000	1,379,070
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	3,293,000	3,301,233
Realogy Corp. company guaranty sr. unsec. notes

10 1/2s, 2014		1,286,000	556,195
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		525,000	431,813
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		2,191,000	755,895
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		757,000	598,030
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		567,000	455,018
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,976,000	563,160
Travelport LLC company guaranty 9 7/8s, 2014		763,000	507,395
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		517,000	63,979
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		331,000	662
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		966,000	2,415
			65,986,711

Consumer staples (0.5%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		562,539	8,687
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,280,000	889,600
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,000	925
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		3,605,000	3,650,063
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,069,000	2,048,310
Rite Aid Corp. company guaranty 9 1/2s, 2017		1,114,000	724,100
Rite Aid Corp. sec. notes 7 1/2s, 2017		1,275,000	997,688
United Rentals North America, Inc. company guaranty
sr. unsec. notes 6 1/2s, 2012		1,020,000	989,400
			9,308,773

Energy (4.6%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		5,575,000	5,087,188
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,310,000	812,200
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		5,575,000	5,338,063
Complete Production Services, Inc. company guaranty
8s, 2016		2,195,000	1,876,725
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		3,895,000	3,739,200
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		945,000	571,725
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,295,000	1,230,250
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	819,000	997,747
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		$3,000,000	2,974,320
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,141,680
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	3,711,350
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		1,280,000	960,000
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		1,810,000	1,357,500
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		740,000	661,405
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Russia)		800,000	771,416
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		1,090,000	817,500
Harvest Operations Corp. sr. notes 7 7/8s, 2011		4,610,000	3,872,400
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,745,000	1,592,313
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		4,355,000	3,946,719
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		825,000	728,063
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Russia)		2,380,000	1,927,800
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		2,650,000	2,441,313
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,612,653	1,637,691
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		2,350,000	2,406,250
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,105,000	4,824,225
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		1,140,000	1,031,052
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		1,500,000	1,297,500
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 5 3/4s, 2018 (Mexico)		2,770,000	2,548,400
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		3,200,000	3,452,160
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		742,000	738,290
Petroleos Mexicanos 144A notes 8s, 2019 (Mexico)		1,063,000	1,153,355
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		2,395,000	1,997,430
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,070,000	898,800
Petroplus Finance, Ltd. 144A company guaranty 6 3/4s,
2014 (Bermuda)		1,440,000	1,238,400
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		535,000	500,225
Plains Exploration & Production Co. company guaranty
7s, 2017		580,000	507,500
Power Sector Assets & Liabilites Management Corp. 144A

govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		2,100,000	2,115,750
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		2,215,000	2,198,388
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		1,090,000	1,035,500
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		1,530,000	1,308,150
Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,140,000	1,026,000
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		1,309,000	1,292,638
			81,764,581

Financials (3.9%)
Banco Do Brasil 144A sr. unsec. 5.002s, 2017 (Brazil)	BRL	2,155,000	1,031,365
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.683s, 2012		$7,080,563	6,160,493
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010		272,000	265,200
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		212,000	179,776
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		1,379,000	1,151,465
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		237,000	207,375
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		1,304,000	1,088,840
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.868s, 2014		168,000	117,600
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		765,000	672,654
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	1,092,000	1,098,408
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$375,000	276,094
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		270,000	220,388
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 6.46s,
2017		2,500,000	1,871,000
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
11.73s, 2011	RUB	102,000,000	2,974,225
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.17s,
2012	INR	76,000,000	1,572,359
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$530,000	479,650
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,024,000	832,000
Liberty Mutual Insurance 144A notes 7.697s, 2097		2,900,000	1,734,876
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s,
2011		1,500,000	1,388,967
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		935,000	821,228
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		1,000,000	880,790
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)		1,890,000	1,701,000
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)		1,800,000	1,692,000
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		4,225,000	4,206,549
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		2,850,000	2,653,721
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.758s, 2014		245,000	159,250
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		3,035,000	2,488,700
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		7,596,000	6,228,720
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		4,646,000	4,622,770
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		3,261,000	2,934,900
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		18,369,000	17,029,165
			68,741,528

Government (--%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Mexico)		352,250	354,348
			354,348

Health care (1.5%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		924,000	905,520
DaVita, Inc. company guaranty 6 5/8s, 2013		1,134,000	1,068,795
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		920,000	839,500
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		357,000	353,430
HCA, Inc. sr. sec. notes 9 1/4s, 2016		2,373,000	2,337,405
HCA, Inc. sr. sec. notes 9 1/8s, 2014		1,204,000	1,191,960
Omnicare, Inc. company guaranty 6 3/4s, 2013		1,210,000	1,089,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		3,350,000	3,023,375
Select Medical Corp. company guaranty 7 5/8s, 2015		2,678,000	2,175,875
Service Corporation International debs. 7 7/8s, 2013		465,000	446,400
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,922,000	3,647,460
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		1,210,000	840,950
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
zero %, 2015 (PIK)		760,000	585,200
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		1,394,000	1,463,700
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		1,394,000	1,404,455
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		2,101,000	2,011,708
Ventas Realty LP/Capital Corp. company guaranty 9s,

2012 (R)		2,840,000	2,925,200
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		1,350,000	1,265,625
			27,575,558

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		2,334,000	1,552,110
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)		380,000	387,600
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,248,000	1,043,640
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		685,000	569,406
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		2,257,000	1,139,785
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		59,000	20,060
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		4,018,000	4,007,955
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		2,300,000	2,147,625
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		81,000	101
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		586,000	427,048
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		1,906,000	1,801,170
			13,096,500

Transportation (0.1%)
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,327,000	1,200,935
			1,200,935

Utilities and power (2.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		565,000	525,450
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,657,000	1,657,000
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012		757,000	787,653
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,275,860
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		2,495,000	2,302,703
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		654,000	533,010
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		305,000	272,975
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,125,000	838,125
Edison Mission Energy sr. unsec. notes 7s, 2017		90,000	69,075
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,420,300
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		490,000	467,950
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		6,397,000	6,237,075
NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,015,000	960,444
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		4,695,000	4,859,325
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011		1,165,000	1,201,342
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012		1,500,000	1,526,244
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 6 3/4s, 2015		221,000	212,054
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		1,052,000	1,100,652
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		520,000	495,515
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		2,735,000	2,771,799
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		61,000	63,120
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	819,000	1,027,311
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	3,125,000	4,345,468
			34,950,450

Total corporate bonds and notes (cost $413,448,666)			$373,390,183

ASSET-BACKED SECURITIES (10.0%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.004s, 2035		$333,640	$114,037
FRB Ser. 05-4, Class A2C, 0.524s, 2035		124,724	106,263
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.464s, 2036		478,000	97,307
FRB Ser. 06-HE3, Class A2C, 0.464s, 2036		429,000	111,834
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.064s, 2033		900,171	166,153
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	319,660
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	318,240
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.584s, 2033		109,276	13,399
FRB Ser. 06-W4, Class A2C, 0.474s, 2036		761,000	243,054
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.314s, 2033		751,084	497,527
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.504s, 2036		119,807	61,598
FRB Ser. 06-HE4, Class A5, 0.474s, 2036		446,214	265,373
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.015s, 2033		1,737,391	642,835
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.564s, 2034		348,055	101,456
FRB Ser. 06-PC1, Class M9, 2.064s, 2035		341,555	3,416

FRB Ser. 05-HE1, Class M3, 1.244s, 2035		1,007,000	485,300
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		4,275,098	2,223,594
Ser. 00-A, Class A2, 7.575s, 2030		920,906	472,214
Ser. 99-B, Class A4, 7.3s, 2016		4,611,113	2,213,251
Ser. 99-B, Class A3, 7.18s, 2015		6,830,262	3,333,523
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		1,000,000	974,720
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.734s, 2035		212,735	94,458
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032		22,206,327	15,583,712
Ser. 00-5, Class A7, 8.2s, 2032		492,000	360,032
Ser. 00-1, Class A5, 8.06s, 2031		3,134,488	2,072,461
Ser. 00-4, Class A5, 7.97s, 2032		1,288,936	883,225
Ser. 01-3, Class M2, 7.44s, 2033		249,473	7,138
Ser. 01-4, Class A4, 7.36s, 2033		1,338,619	1,148,106
Ser. 00-6, Class A5, 7.27s, 2031		481,691	398,814
Ser. 01-3, Class A4, 6.91s, 2033		8,708,123	7,173,918
FRB Ser. 01-4, Class M1, 2.07s, 2033		2,391,000	571,816
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.834s, 2035		226,000	166,102
FRB Ser. 05-14, Class 3A2, 0.554s, 2036		99,918	77,417
Countrywide Asset-Backed Certificates FRB Ser. 06-4,
Class 2A2, 0.494s, 2036		7,285,273	4,808,280
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.384s, 2037		6,525,384	3,205,269
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		3,427,000	1,028,100
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.984s, 2035		328,020	147,478
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.464s, 2036		790,000	275,936
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.706s,
2038		1,229,000	24,580
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.644s, 2036		1,107,000	387,174
FRB Ser. 06-2, Class 2A3, 0.484s, 2036		1,320,000	343,821
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.314s,
2037		614,000	18,420
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		3,514,000	3,337,718
Granite Mortgages PLC FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (F)	EUR	10,080,000	1,676,985
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,428,633	5,785,770
Ser. 94-4, Class B2, 8.6s, 2019		2,667,897	1,545,837
Ser. 93-1, Class B, 8.45s, 2018		1,614,242	1,182,020
Ser. 99-5, Class A5, 7.86s, 2030		24,171,719	18,407,102
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	1,534,794
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	1,550,264
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	1,796,131
Ser. 95-F, Class B2, 7.1s, 2021		267,992	204,290
Ser. 99-3, Class A7, 6.74s, 2031		3,441,787	3,142,936
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		196,626	145,701
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		11,714,007	7,614,105
Ser. 99-5, Class M1A, 8.3s, 2026		343,000	199,660
Ser. 99-5, Class A4, 7.59s, 2028		183,267	166,315
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		1,132,580	1,121,254
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.464s, 2036		1,965,000	517,918
FRB Ser. 07-HE2, Class A2A, 0.434s, 2047		9,313,558	6,379,787
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.314s, 2030		2,453,000	122,650
FRB Ser. 05-1A, Class E, 2.114s, 2030		537,087	53,709
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.474s, 2036		294,796	109,075
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.644s, 2036		551,000	212,384
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.564s, 2035		690,000	10,350
FRB Ser. 06-FRE1, Class A4, 0.604s, 2035		470,000	140,716
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		5,321,872	3,159,242
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037		198,924	20,294
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.317s, 2036		11,120,000	778,400
FRB Ser. 02-1A, Class FFL, 3.065s, 2037		7,500,000	1,125,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		7,397,212	3,217,787
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.934s, 2035		1,150,000	392,348
FRB Ser. 06-4, Class 2A4, 0.574s, 2036		532,000	140,250
FRB Ser. 06-1, Class 2A3, 0.504s, 2036		489,544	218,408
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.564s, 2032		6,357,565	3,814,539
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.464s, 2036		278,000	110,207
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		949,578	422,491
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.514s, 2034		521,150	41,601
FRB Ser. 05-HE2, Class M5, 0.994s, 2035		720,000	512,714
FRB Ser. 05-HE1, Class M3, 0.834s, 2034		720,000	443,225
FRB Ser. 06-NC4, Class M2, 0.614s, 2036		1,007,000	6,134
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 3.664s, 2038		2,000,000	631,600
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		177,249	166,922

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	614,819
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	549,991
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 2.364s, 2033		54,254	21,927
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.474s, 2036		663,000	246,257
FRB Ser. 06-2, Class A2C, 0.464s, 2036		663,000	164,566
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,142,062	536,769
Ser. 99-D, Class A1, 7.84s, 2029		6,029,529	4,100,080
Ser. 02-B, Class A4, 7.09s, 2032		2,517,052	1,946,704
Ser. 99-B, Class A4, 6.99s, 2026		6,510,935	4,963,884
Ser. 01-D, Class A4, 6.93s, 2031		154,425	102,660
Ser. 01-C, Class A2, 5.92s, 2017		7,999,073	3,252,439
Ser. 02-C, Class A1, 5.41s, 2032		8,999,539	5,939,696
Ser. 01-C, Class A1, 5.16s, 2012		716,716	248,184
Ser. 01-E, Class A2, 5.05s, 2019		5,670,985	3,868,292
Ser. 02-A, Class A2, 5.01s, 2020		392,000	201,016
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		568,670	456,451
FRB Ser. 01-B, Class A2, 0.694s, 2018		242,077	135,834
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.144s, 2036		465,000	51,216
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.444s, 2036		1,065,000	355,448
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.504s, 2036		473,085	261,599
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037		657,000	208,017
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.044s, 2035		1,630,312	1,131,631
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		73,702	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.964s, 2035		720,000	5,929
FRB Ser. 07-NC2, Class A2B, 0.454s, 2037		616,000	175,019
FRB Ser. 07-BR5, Class A2A, 0.444s, 2037		2,699,910	1,633,445
FRB Ser. 07-BR4, Class A2A, 0.404s, 2037		2,251,226	1,371,076
FRB Ser. 07-BR3, Class A2A, 0.384s, 2037		14,260,998	8,556,599
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.524s, 2036		1,124,000	265,616
FRB Ser. 06-FRE1, Class A2B, 0.494s, 2036		542,000	234,998
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.484s, 2036		532,000	300,907
FRB Ser. 06-3, Class A3, 0.474s, 2036		1,974,000	799,908
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.156s, 2038		2,070,000	20,700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.574s, 2036		532,000	12,348
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.602s, 2015		10,407,116	6,452,412
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		228,314	22,831
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		3,688,000	221,280
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		2,403,000	180,225
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.424s, 2037		5,958,836	3,336,948
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.634s, 2037		235,000	58,797
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.992s, 2044 (United Kingdom)		1,277,534	153,304

Total asset-backed securities (cost $282,065,258)			$176,859,467

FOREIGN GOVERNMENT BONDS AND NOTES (7.3%)(a)
		Principal amount/units	Value

Argentina (Republic of) bonds Ser. VII, zero %, 2013		$1,585,000	$941,490
Argentina (Republic of) bonds FRB zero %, 2013		6,903,000	2,167,542
Argentina (Republic of) sr. unsec. unsub. bond FRN
Ser. STRP, 1.683s, 2009		42,771,000	5,389,146
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	6,340,000	887,600
Argentina (Republic of) sr. unsec. unsub. bonds FRB
1.683s, 2012		$42,771,000	10,265,040
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		5,000,167	2,650,089
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019		2,285,000	2,289,570
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018		540,000	530,550
Brazil (Federal Republic of) notes zero %, 2017	BRL	7,250	3,225,636
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$3,360,000	3,390,240
Brazil (Federal Republic of) sr. unsec. bonds 6s, 2017		4,050,000	4,182,071
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,657,670
Colombia (Republic of) sr. unsec. unsub. notes 10s,
2012		$1,414,000	1,632,534
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015 (In default) (NON)		500,000	354,395
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		2,560,000	3,225,395
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		1,875,000	1,706,250
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,310,000	1,304,524

Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		3,255,000	2,633,262
Israel (State of) bonds 5 1/8s, 2019		536,000	532,072
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	243,121
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	599,500,000	6,679,876
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	998,034,400	9,013,699
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	3,566,714,000	32,388,438
Peru (Republic of) sr. unsec. unsub. bonds 8 3/4s, 2033		$2,510,000	3,048,295
Peru (Republic of) sr. unsec. unsub. notes 7 1/8s, 2019		2,718,000	2,894,670
Russia (Federation of) unsub. 5s, 2030		2,709,936	2,662,079
Turkey (Republic of) bonds 16s, 2012	TRY	885,000	613,899
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$1,660,000	1,714,149
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		6,600,000	6,887,430
Ukraine (Government of) 144A sr. unsec. notes FRN
5.151s, 2009		2,670,000	2,602,476
United Mexican States sr. unsec. unsub. bonds Ser.
MTN, 8.3s, 2031		242,000	285,988
Venezuela (Republic of) bonds 8 1/2s, 2014		3,100,000	2,181,966
Venezuela (Republic of) unsec. bonds Ser. REGS,
5 3/4s, 2016		1,000,000	572,500
Venezuela (Republic of) unsec. note FRN Ser. REGS,
2.101s, 2011		3,250,000	2,617,095
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		4,150,000	3,390,426
Venezuela (Republic of) unsub. bonds Ser. REGS,
5 3/8s, 2010		3,166,000	2,960,558

Total foreign government bonds and notes (cost $132,725,152)			$129,721,741

SENIOR LOANS (6.0%)(a)(c)
		Principal amount	Value

Basic materials (0.5%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.32s, 2012		$615,860	$579,258
Huntsman International, LLC bank term loan FRN Ser. B,
2.058s, 2014		6,043,333	5,393,675
NewPage Holding Corp. bank term loan FRN 4.067s, 2014		902,846	777,199
Novelis, Inc. bank term loan FRN Ser. B, 3.22s, 2014		2,001,076	1,739,269
Novelis, Inc. bank term loan FRN Ser. B, 2.32s, 2014		909,563	790,562
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 4.595s, 2014		260,573	253,190
			9,533,153

Capital goods (0.4%)
Graham Packaging Co., LP bank term loan FRN 2.679s,
2011		386,146	366,080
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.22s, 2014		185,456	125,531
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.616s, 2014		3,631,523	2,458,087
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 6.476s, 2014		910,321	801,083
Polypore, Inc. bank term loan FRN Ser. B, 2.59s, 2014		1,022,886	933,384
Sensata Technologies BV bank term loan FRN 2.803s,
2013 (Netherlands)		1,301,838	985,057
Sequa Corp. bank term loan FRN 4.057s, 2014		1,370,490	1,066,697
Wesco Aircraft Hardware Corp. bank term loan FRN
2.57s, 2013		334,261	291,476
			7,027,395

Communication services (1.0%)
Cebridge Connections, Inc. bank term loan FRN 4.819s,
2014		535,000	453,858
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014		977,625	958,073
Charter Communications, Inc. bank term loan FRN
9 1/4s, 2014		3,099,448	2,791,440
Charter Communications, Inc. bank term loan FRN
5 1/4s, 2014		900,000	712,575
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2015		2,045,536	1,529,038
Intelsat Corp. bank term loan FRN Ser. B2, 2.819s, 2011		848,221	770,366
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.819s,
2013		848,481	770,603
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.819s,
2013		848,221	770,366
Intelsat, Ltd. bank term loan FRN 3.319s, 2014
(Bermuda)		1,987,780	1,643,646
Intelsat, Ltd. bank term loan FRN Ser. B, 2.819s, 2013
(Bermuda)		2,583,750	2,405,655
Level 3 Communications, Inc. bank term loan FRN
3.155s, 2014		317,000	263,011
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014		280,000	287,700
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.79s, 2015		1,407,693	1,288,039
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 2.04s, 2015		526,500	480,958
MetroPCS Wireless, Inc. bank term loan FRN 3.066s, 2013		1,030,399	978,750
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.819s, 2013		249,744	237,882
TW Telecom, Inc. bank term loan FRN Ser. B, 2.32s, 2013		780,642	728,816
West Corp. bank term loan FRN 2.689s, 2013		332,435	303,940
			17,374,716

Consumer cyclicals (2.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
2.809s, 2013	4,023,756	3,792,390
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.071s, 2014	1,634,880	1,292,139
Building Materials Holdings Corp. bank term loan FRN
3.067s, 2014	760,095	659,762
Cenveo, Inc. bank term loan FRN Ser. C, 5.109s, 2014	932,057	869,143
Cenveo, Inc. bank term loan FRN Ser. DD, 5.109s, 2014	31,057	28,961
Citadel Communications bank term loan FRN Ser. B,
2.953s, 2014	705,000	365,425
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	1,165,855	958,916
GateHouse Media, Inc. bank term loan FRN Ser B, 2.65s,
2014	885,000	206,132
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.31s, 2014	2,337,717	544,494
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.328s, 2014	872,283	203,169
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.31s,
2014	404,091	269,731
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.475s, 2014	230,043	153,554
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	4,413,103	4,203,481
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 4.092s, 2015	540,888	394,848
Isle of Capri Casinos, Inc. bank term loan FRN 2.97s,
2014	925,426	833,346
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
2.97s, 2014	286,184	257,709
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
2.069s, 2014	370,171	333,339
Lear Corp. bank term loan FRN 3.168s, 2013	3,691,696	2,567,268
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.676s, 2013	536,540	424,612
National Bedding Co. bank term loan FRN 2.38s, 2011	284,364	242,657
Navistar Financial Corp. bank term loan FRN 4.271s,
2012	894,133	769,514
Navistar International Corp. bank term loan FRN
3.569s, 2012	2,458,867	2,116,162
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	102,316	79,909
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 2.643s, 2014	1,661,750	706,244
Realogy Corp. bank term loan FRN 0.166s, 2013	655,200	471,744
Realogy Corp. bank term loan FRN Ser. B, 4.177s, 2013	2,433,598	1,752,191
Six Flags Theme Parks bank term loan FRN 3.366s, 2015	2,299,602	2,156,697
Travelport bank term loan FRN 3.47s, 2013	94,652	73,947
Travelport bank term loan FRN Ser. B, 3.146s, 2013	753,999	589,061
Travelport bank term loan FRN Ser. DD, 2.819s, 2013	137,269	107,327
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	3,826,563	1,289,869
TRW Automotive, Inc. bank term loan FRN Ser. B,
1 7/8s, 2014	1,445,800	1,269,894
United Components, Inc. bank term loan FRN Ser. D,
3.21s, 2012	1,703,598	1,456,577
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6s, 2011	3,780,377	3,685,867
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.569s, 2014	608,000	451,874
Visteon Corp. bank term loan FRN Ser. B, 4 1/4s, 2013	2,360,000	967,600
Yankee Candle Co., Inc. bank term loan FRN 3.207s, 2014	346,661	308,528
		36,854,081

Consumer staples (0.5%)
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.965s,
2013	164,873	164,872
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.974s,
2013	614,332	614,328
Dole Food Co., Inc. bank term loan FRN 1.139s, 2013	94,073	94,072
Jarden Corp. bank term loan FRN Ser. B1, 2.97s, 2012	878,824	831,587
Jarden Corp. bank term loan FRN Ser. B2, 2.97s, 2012	386,501	365,727
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.066s, 2014	1,882,683	1,671,667
Prestige Brands, Inc. bank term loan FRN 2.569s, 2011	1,335,864	1,293,561
Rite-Aid Corp. bank term loan FRN Ser. B, 2.07s, 2014	429,563	341,809
RSC Equipment Rental, Inc. bank term loan FRN 4.482s,
2013	1,174,000	898,110
Spectrum Brands, Inc. bank term loan FRN 2.803s, 2013
(In default) (NON)	115,386	102,309
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.019s, 2013 (In default) (NON)	2,052,201	1,819,619
		8,197,661

Energy (0.3%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.314s,
2012	1,000,000	850,000
Hercules Offshore, Inc. bank term loan FRN Ser. B,
2.96s, 2013	1,143,620	994,949
MEG Energy Corp. bank term loan FRN 3.22s, 2013
(Canada)	483,750	432,956
MEG Energy Corp. bank term loan FRN Ser. DD, 3.22s,
2013 (Canada)	493,125	440,114
Petroleum Geo-Services ASA bank term loan FRN 2.97s,
2015 (Norway)	572,000	524,810

Targa Resources, Inc. bank term loan FRN 2.33s, 2012		887,985	848,026
Targa Resources, Inc. bank term loan FRN 1.095s, 2012		516,345	493,110
			4,583,965

Financials (--%)
Hub International, Ltd. bank term loan FRN Ser. B,
3.72s, 2014		560,458	489,466
Hub International, Ltd. bank term loan FRN Ser. DD,
3.72s, 2014		125,975	110,018
			599,484

Health care (0.6%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.898s, 2014		2,124,018	1,908,237
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.569s, 2014		109,352	98,243
Health Management Associates, Inc. bank term loan FRN
2.97s, 2014		5,162,485	4,537,339
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.319s, 2014		429,978	392,892
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		115,819	105,830
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 6.289s, 2014		1,586,230	1,221,397
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.319s, 2014		1,242,512	1,135,346
LifePoint, Inc. bank term loan FRN Ser. B, 2.295s, 2012		1,167,622	1,106,104
Select Medical Corp. bank term loan FRN Ser. B,
2.721s, 2012		70,000	65,742
Sun Healthcare Group, Inc. bank term loan FRN 2.1s,
2014		103,035	90,413
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.175s, 2014		514,901	451,826
			11,113,369

Technology (0.3%)
Compucom Systems, Inc. bank term loan FRN 3.82s, 2014		539,281	485,352
First Data Corp. bank term loan FRN Ser. B1, 3.065s,
2014		1,417,299	1,059,431
First Data Corp. bank term loan FRN Ser. B3, 3.065s,
2014		1,488,996	1,112,560
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.381s, 2014 (Singapore)		778,544	639,518
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.037s, 2014 (Singapore)		2,709,331	2,225,523
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014		465,596	406,233
			5,928,617

Utilities and power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN 1.82s, 2013		781,066	698,620
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.821s, 2014		1,059,468	755,268
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.821s, 2014		878,430	625,991
NRG Energy, Inc. bank term loan FRN 2.72s, 2014		1,196,810	1,123,641
NRG Energy, Inc. bank term loan FRN 1.12s, 2014		642,751	603,456
Reliant Energy, Inc. bank term loan FRN 0.3s, 2014		1,820,000	1,608,751
			5,415,727

Total senior loans (cost $128,404,414)			$106,628,168

PURCHASED OPTIONS OUTSTANDING (3.4%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$81,033,000	$565,271
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	138,600,000	2,609,838
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	81,033,000	632,868
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	81,033,000	10,252,340
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	197,317,000	10,615,655
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	197,317,000	10,655,118
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	138,600,000	14,087,302

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	81,033,000	10,405,448

Total purchased options outstanding (cost $37,915,325)			$59,823,840

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012		$2,540,000	$1,993,900
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)		2,030,000	690,200
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		1,045,000	1,142,969

Total convertible bonds and notes (cost $5,164,152)			$3,827,069

SHORT-TERM INVESTMENTS (18.4%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		154,768,761	$154,768,761
SSgA Prime Money Market Fund (i)		$43,460,000	43,460,000
U.S. Treasury Bills zero %, November 19, 2009 (i)		40,883,000	40,842,117
U.S. Treasury Bills with effective yields ranging from
0.46% to 0.66%, December 17, 2009 (SEG) (SEGSF)		2,370,000	2,362,245
U.S. Treasury Bills with effective yields ranging from
0.39% to 0.40%, February 11, 2010 (SEG) (SEGSF)		41,333,000	41,227,890
U.S. Treasury Bills with effective yields ranging from
0.30% to 0.66%, November 19, 2009 (SEG) (SEGSF)		24,690,000	24,629,559
Victory Receivables Corp. for an effective yield
of 0.30%, July 27, 2009		20,000,000	19,995,500

Total short-term investments (cost $327,301,889)			$327,286,072

TOTAL INVESTMENTS

Total investments (cost $2,429,762,174) (b)			$2,252,335,791

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/09 (aggregate face value $297,177,925) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$90,199,513	$90,214,494	7/15/09	$(14,981)
British Pound	3,515,693	3,503,322	7/15/09	12,371
Danish Krone	2,022,213	2,059,544	7/15/09	(37,331)
Euro	71,387,285	71,683,672	7/15/09	(296,387)
Japanese Yen	42,115,766	42,380,211	7/15/09	(264,445)
Malaysian Ringgit	852,120	855,759	7/15/09	(3,639)
Mexican Peso	51,680	50,952	7/15/09	728
New Zealand Dollar	24,191	23,919	7/15/09	272
Norwegian Krone	47,612,448	49,049,678	7/15/09	(1,437,230)
Polish Zloty	18,264,302	18,072,604	7/15/09	191,698
South African Rand	5,823,278	5,543,026	7/15/09	280,252
Swedish Krona	10,516,218	10,795,220	7/15/09	(279,002)
Swiss Franc	2,885,183	2,945,524	7/15/09	(60,341)

Total				$(1,908,035)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/09 (aggregate face value $229,000,756) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,628,642	$6,646,178	7/15/09	$17,536
Brazilian Real	3,916,128	3,928,933	7/15/09	12,805
British Pound	40,780,323	40,503,453	7/15/09	(276,870)
Canadian Dollar	29,743,382	31,312,274	7/15/09	1,568,892
Czech Koruna	7,954,198	7,756,168	7/15/09	(198,030)
Euro	24,218,760	24,426,111	7/15/09	207,351
Japanese Yen	1,106,542	1,080,719	7/15/09	(25,823)
Mexican Peso	23,477	23,169	7/15/09	(308)
Norwegian Krone	3,809,988	3,961,399	7/15/09	151,411
Polish Zloty	10,568,558	10,461,514	7/15/09	(107,044)
South African Rand	5,666,303	5,399,422	7/15/09	(266,881)
Swedish Krona	25,160,383	25,694,227	7/15/09	533,844
Swiss Franc	66,136,268	67,177,340	7/15/09	1,041,072
Turkish Lira	631,436	629,849	7/15/09	(1,587)

Total				$2,656,368

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	7	$4,004,721	Sep-09	$4,246
Canadian Government Bond 10 yr (Long)	8	835,124	Sep-09	(11,460)
Euro-Bobl 5 yr (Short)	4	648,367	Sep-09	(4,636)
Euro-Bund 10 yr (Long)	917	155,886,625	Sep-09	2,161,590
Euro-Dollar 90 day (Short)	1,807	448,723,275	Sep-09	(7,709,965)
Euro-Dollar 90 day (Short)	2,700	668,891,250	Dec-09	(15,590,156)
Euro-Dollar 90 day (Short)	85	21,000,313	Mar-10	(532,169)
Euro-Euribor Interest Rate 90 day (Long)	226	77,533,232	Dec-10	117,880
Euro-Euribor Interest Rate 90 day (Long)	245	84,356,795	Sep-10	250,364
Euro-Euribor Interest Rate 90 day (Short)	226	78,385,987	Dec-09	(531,702)
Euro-Euribor Interest Rate 90 day (Short)	245	85,092,053	Sep-09	(488,580)
Euro-Schatz 2 yr (Short)	1,108	167,852,693	Sep-09	(457,713)
Japanese Government Bond 10 yr (Short)	14	20,068,507	Sep-09	7,136
Japanese Government Bond 10 yr Mini (Long)	42	6,024,912	Sep-09	108,357
Sterling Interest Rate 90 day (Long)	44	8,815,442	Sep-10	(43,406)
Sterling Interest Rate 90 day (Short)	44	8,952,150	Sep-09	(26,725)
U.K. Gilt 10 yr (Short)	424	82,413,511	Sep-09	(947,119)
U.S. Treasury Bond 20 yr (Long)	1,207	142,859,766	Sep-09	1,058,597
U.S. Treasury Note 2 yr (Short)	439	94,920,031	Sep-09	173,497
U.S. Treasury Note 5 yr (Short)	1,182	135,597,563	Sep-09	1,359,083
U.S. Treasury Note 10 yr (Long)	1,880	218,579,375	Sep-09	1,646,489

Total				$(19,456,392)

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $24,716,470) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	$132,437,000	Sep-13/4.82	$6,000,720

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	21,412,000	May-12/5.51	2,403,069

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	132,437,000	Sep-13/4.82	5,264,371

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	197,317,000	Jun-10/5.23	4,398,196

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	197,317,000	Jun-10/5.235	4,400,169

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	21,412,000	May-12/5.51	998,013

Total			$23,464,538

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $62,723,359) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, July 1, 2039	$65,000,000	7/31/09	$64,837,500

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$636,000,000		$--	4/28/11	3 month USD-LIBOR-BBA	1.565%	$2,055,605

	120,000,000		--	6/2/19	3 month USD-LIBOR-BBA	3.65%	(659,804)

	223,264,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	5,163,333

	109,900,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(8,176,781)

	30,888,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,445,145)

	3,055,029,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	92,843,717

	243,160,000		(1,370,361)	10/14/18	4.3%	3 month USD-LIBOR-BBA	(14,695,512)

	130,790,000		326,583	10/14/38	4.25%	3 month USD-LIBOR-BBA	(2,542,033)

	18,041,000		16,400	10/20/10	3 month USD-LIBOR-BBA	3.00%	529,719

	73,100,000		(13,977)	11/26/38	3 month USD-LIBOR-BBA	3.43%	(8,986,748)

	146,535,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(11,682,600)

	168,070,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(4,088,316)

	116,909,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	4,772,675

	46,300,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(5,585,024)

Barclays Bank PLC
	1,000,000		--	11/12/10	3 month USD-LIBOR-BBA	2.4225%	19,385

	500,000		--	11/28/10	3 month USD-LIBOR-BBA	2.1325%	7,574

	800,000,000		--	12/8/13	2.5475%	3 month USD-LIBOR-BBA	7,179,628

	291,000,000		--	12/8/23	3 month USD-LIBOR-BBA	2.89%	(35,963,443)

	233,683,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	3,014,219

	143,258,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(12,463,854)

Citibank, N.A.
JPY	4,864,700,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(2,770,840)

GBP	86,100,000	(E)	--	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	157,319

GBP	86,100,000		--	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(197,880)

GBP	85,980,000	(E)	--	6/10/11	6 month GBP-LIBOR-BBA	3.09%	195,314

EUR	18,977,000	(E)	--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	83,395

EUR	21,688,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	69,541

MXN	163,555,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	973,588

MXN	49,090,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	297,681

	$72,482,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(2,535,439)

	29,859,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,866,037)

	111,743,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	2,923,119

	125,327,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(2,320,612)

	668,506,000		--	3/30/11	3 month USD-LIBOR-BBA	1.535%	4,641,799

MXN	52,800,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	2,421

	$39,274,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	5,683,554

	770,000,000		--	4/24/11	3 month USD-LIBOR-BBA	1.592%	2,977,037

	427,000,000		--	4/24/14	3 month USD-LIBOR-BBA	2.512%	(6,734,429)

	60,770,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	3,139,249

Citibank, N.A., London
JPY	6,200,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	3,105,968

Credit Suisse International
	$80,970,500		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(2,793,233)

	17,503,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(977,818)

	636,461,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	19,845,257

	84,554,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	3,123,577

	61,522,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,598,378

	187,415,000		131,481	10/31/13	3.80%	3 month USD-LIBOR-BBA	(8,789,256)

	88,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(6,867,175)

	145,047,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	35,773,133

	219,811,000		--	1/13/14	2.095%	3 month USD-LIBOR-BBA	5,295,384

	312,260,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	2,511,058

	101,534,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(9,207,403)

SEK	304,020,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(84,531)

EUR	120,880,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(11,999,843)

SEK	305,520,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(199,028)

EUR	28,710,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	218,470

EUR	56,600,000		--	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	362,088

SEK	406,400,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(30,600)

SEK	406,400,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	(13,961)

	$58,239,000		--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(1,479,351)

SEK	135,470,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(29,018)

SEK	135,470,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	11,105

	$50,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	1,342,246

Deutsche Bank AG
	126,728,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	1,978,553

	23,466,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(2,682)

	35,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	1,408,648

EUR	106,050,000	(E)	--	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	390,103

EUR	106,050,000		--	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(348,939)

EUR	106,420,000	(E)	--	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	407,899

	$44,645,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(5,084,377)

	134,812,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	5,128,117

	537,107,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	12,052,534

	399,143,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	3,836,076

ZAR	52,785,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	167,702

	$67,190,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	396,841

	428,262,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	2,916,020

	87,631,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(885,511)

	82,688,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(14,022,623)

	869,229,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	4,805,182

	5,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	166,801

	98,067,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	2,626,983

	159,639,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	4,413,491

	41,300,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(4,556,201)

	180,540,000		--	1/8/19	3 month USD-LIBOR-BBA	2.735%	(12,581,145)

	131,900,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	1,363,344

	61,044,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(6,978,431)

	320,546,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(30,246,206)

	898,335,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	8,441,384

	89,169,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	393,569

	44,482,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(3,562,034)

	59,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	219,181

	30,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	177,449

	29,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	139,118

	333,017,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	1,082,271

	105,911,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(7,806,071)

	62,894,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	595,292

	669,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	4,462,021

	804,000,000		--	3/4/19	3 month USD-LIBOR-BBA	3.20087%	(26,903,335)

	257,000,000		--	3/4/39	3.37174%	3 month USD-LIBOR-BBA	32,311,719

	8,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(182,857)

	5,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(99,765)

	6,200,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(105,477)

	744,044,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	3,987,895

	7,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	140,556

	452,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	8,023,471

	204,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(13,118,688)

	32,800,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	2,615,800

EUR	60,170,000	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(229,782)

Goldman Sachs International
	$58,036,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(3,810,106)

JPY	3,003,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(1,811,849)

	$30,902,000		33,789	10/24/13	3 month USD-LIBOR-BBA	3.50%	1,122,073

EUR	15,020,000		--	12/5/18	3.488%	6 month EUR-EURIBOR-Reuters	(235,324)

EUR	3,800,000		--	12/5/18	6 month EUR-EURIBOR-Reuters	3.488%	59,536

AUD	73,850,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(807,657)

GBP	79,330,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(159,089)

GBP	79,310,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(1,806,837)

JPMorgan Chase Bank, N.A.
	$77,188,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	5,772,842

	65,961,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(10,444,640)

	146,495,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	4,627,965

	352,958,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	6,252,498

	151,351,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	6,629,431

	167,525,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	3,885,068

	74,549,000		--	5/22/19	3 month USD-LIBOR-BBA	3.3225%	(2,420,342)

	610,670,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(1,252,382)

	143,450,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(6,699,115)

	30,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	1,238,233

	210,915,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	1,251,488

	146,800,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	978,667

	31,575,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,220,108

	93,626,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	3,860,696

	245,041,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	9,896,779

CAD	82,290,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	248,514

CAD	27,700,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(189,273)

	$143,450,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(6,730,674)

CAD	139,100,000	(F)	--	6/9/10	0.57%	1 month CAD-BA-CDOR	(164,104)

EUR	41,710,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	301,003

	$198,909,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(6,085,424)

EUR	129,960,000		--	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	369,882

	$52,194,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	617,846

AUD	31,990,000	(F)	--	6/26/19	6 month AUD-BBR-BBSW	6.05%	221,748

CAD	31,990,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(248,872)

JPY	14,660,710,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	1,653,755

JPY	14,980,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(4,957)

	$84,580,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(9,008,552)

	23,183,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	582,316

	44,696,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,645,657

EUR	96,210,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	11,423,158

	$207,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	2,767,691

EUR	156,230,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	11,192,501

PLN	45,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(230,867)

JPY	21,270,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(8,984,433)

	$33,440,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	3,069,135

AUD	59,080,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(656,153)

	$15,303,000		--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(1,843,103)

	16,720,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(1,185,186)

	1,386,491,000		--	2/6/11	1.6966%	3 month USD-LIBOR-BBA	(16,107,240)

	137,096,000		--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(10,419,556)

	306,452,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	3,404,800

EUR	84,980,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(40,360)

	$37,977,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	4,056,150

CAD	36,050,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(46,471)

CAD	7,930,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(415,454)

CAD	37,010,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	643,518

	$37,580,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	(64,387)

	12,070,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	771,333

CAD	11,790,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(773,497)

	$177,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	1,023,416

	553,550,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	186,634

	116,910,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	2,137,239

	455,410,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	12,962,971

	560,130,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	1,666,724

	354,000,000		--	4/9/14	2.435%	3 month USD-LIBOR-BBA	6,380,344

	102,362,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	284,812

EUR	62,790,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(172,788)

	$21,620,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	1,664,524

GBP	40,300,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(1,221,879)

AUD	83,400,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	(303,819)

AUD	83,400,000	(F)	--	4/22/10	3%	3 month AUD-BBR-BBSW	275,188

	$54,420,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(3,497,029)

EUR	122,960,000	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	1,332,749

	$62,000,000		--	5/11/19	3 month USD-LIBOR-BBA	3.4%	(1,576,813)

Merrill Lynch Capital Services, Inc.
JPY	3,003,000,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(1,903,330)

Merrill Lynch Derivative Products AG
JPY	1,501,500,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(1,029,276)

UBS, AG
	$1,000,000		--	10/28/10	3 month USD-LIBOR-BBA	2.74%	24,368

	1,790,020,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(43,912,858)

	299,833,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	10,937,090

	1,549,737,000		--	11/6/10	3 month USD-LIBOR-BBA	2.64%	35,205,493

	239,561,000		8,226,819	11/10/38	4.45%	3 month USD-LIBOR-BBA	(4,749,210)

	450,154,000		(14,963,880)	11/10/28	3 month USD-LIBOR-BBA	4.45%	8,829,400

	745,602,000		18,941,013	11/10/18	4.45%	3 month USD-LIBOR-BBA	(29,206,883)

	46,525,000		612,088	11/24/38	3.3%	3 month USD-LIBOR-BBA	7,366,258

	16,516,000		80,618	11/24/18	3.4%	3 month USD-LIBOR-BBA	447,037

	12,679,000		(4,003)	11/24/10	3 month USD-LIBOR-BBA	2.05%	173,526

	652,376,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	9,134,442

Total							$32,241,535

(E) Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	28,830,000	$--	3/27/14	1.785%	Eurostat	$(121,432)
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	48,050,000	--	4/30/13	2.375%	French Consumer	2,021,168
					Price Index
					excluding tobacco

EUR	48,050,000	--	4/30/13	(2.41%)	Eurostat	(2,289,667)
					Eurozone HICP
					excluding tobacco

EUR	48,050,000	--	5/6/13	2.34%	French Consumer	1,926,720
					Price Index
					excluding tobacco

EUR	48,050,000	--	5/6/13	(2.385%)	Eurostat	(2,225,578)
					Eurozone HICP
					excluding tobacco

EUR	26,320,000	--	4/23/14	1.67%	Eurostat	(542,474)
					Eurozone HICP
					excluding tobacco

EUR	26,290,000	--	4/14/14	1.835%	Eurostat	(257,271)
					Eurozone HICP
					excluding tobacco

	$98,640,000	--	5/18/10	(0.25%)	USA Non Revised	754,596
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
	980,000	--	6/9/14	(2.10%)	USA Non Revised	(17,916)
					Consumer Price
					Index- Urban
					(CPI-U)

Total						$(751,854)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--		$1,680,000		9/20/09	635 bp	$(188,315)

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		2,480,000		12/20/12	95 bp	(689,101)

Ford Motor Co., 7.45%,
7/16/31	-	--		2,000,000		3/20/12	(525 bp)	553,710

Ford Motor Credit Co.,
7%, 10/1/13	Caa1	--		6,000,000		3/20/12	285 bp	(898,185)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	1,211,771		7,636,636		7/25/45	18 bp	(48,045)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	958,813		5,727,477		7/25/45	18 bp	13,951

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	1,113,899		6,046,264		7/25/45	18 bp	116,447

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	1,129,053		6,103,503		7/25/45	18 bp	122,158

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	4,053,721		6,878,000	(F)	8/25/37	9 bp	(734,639)

DJ CDX NA IG Series 12
Version 1 Index	-	(1,473,068)		39,060,000		6/20/14	(100 bp)	(919,588)

Citibank, N.A.
DJ ABX HE AAA Index	AA	3,601,589		18,103,783		5/25/46	11 bp	(3,684,851)

DJ ABX HE AAA Index	BB+	2,706,831		9,333,900		1/25/38	76 bp	(4,236,605)

DJ ABX HE PEN AAA Index	AA	2,956,550		19,881,215		5/25/46	11 bp	(5,045,275)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	739,474		3,616,586		5/25/46	11 bp	(716,136)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	795,697		4,477,253		7/25/45	18 bp	57,085

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	2,947,826		16,696,684		5/25/46	11 bp	(3,772,284)

Lear Corp., T/L Bank
Loan	-	--		1,305,000		6/20/13	(225 bp)	432,226

Lear Corp., T/L Bank
Loan	Ca	--		1,305,000		6/20/13	700 bp	(392,557)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	2,090,000		3/20/13	815 bp	(889,071)

Republic of Argentina,
8.28%, 12/31/33	-	--		$1,435,000		9/20/13	(1,170 bp)	260,775

Republic of Argentina,
8.28%, 12/31/33	-	--		1,437,000		9/20/13	(945 bp)	351,968

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		4,715,000		10/20/11	194 bp	(1,393,895)

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	180,375		325,000		1/25/38	76 bp	(60,125)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	4,857,308		27,122,876		7/25/45	18 bp	382,847

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	9,162,495		20,841,246		5/25/46	11 bp	774,276

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	5,169,188		8,706,000		8/25/37	9 bp	(881,482)

DJ CDX NA HY Series 10	B1	1,348,178		12,688,730		6/20/13	500 bp	(81,969)

DJ CMB NA CMBX AAA Index	AAA	38,782		233,000	(F)	12/13/49	8 bp	(19,162)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	13,810,886		33,433,000	(F)	2/17/51	35 bp	4,862,824

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	-	--		465,000		12/20/13	(210 bp)	(6,105)

Deutsche Bank AG
DJ ABX HE PEN AAA Index	AA	2,943,050		19,881,215		5/25/46	11 bp	(5,058,776)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	549,025		2,883,320		7/25/45	18 bp	73,364

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	3,184,616		8,792,909		5/25/46	11 bp	(354,369)

DJ CDX NA HY Series 11
Version 1 Index	B2	10,944,820		46,573,700		12/20/13	500 bp	4,161,360

DJ iTraxx Europe Series
8 Version 1	-	(235,952)	EUR	2,459,800		12/20/12	(375 bp)	296,222

DJ iTraxx Europe Series
9 Version 1	-	697,233	EUR	10,206,700		6/20/13	(650 bp)	1,697,309

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Ba1	--		$3,770,000		10/20/17	105 bp	(231,026)

General Electric
Capital Corp., 6%,

6/15/12	Aa2	--		1,470,000		9/20/13	109 bp	(161,593)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		17,880,000	(F)	1/11/10	170 bp	534,076

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		6,120,000		2/19/10	115 bp	1,943

Korea Monetary STAB
Bond, 5.45%, 1/23/10	A	--		6,185,000		2/1/10	101 bp	4,077

Republic of Argentina,
8.28%, 12/31/33	-	--		987,500		4/20/13	(565 bp)	334,881

Republic of Argentina,
8.28%, 12/31/33	-	--		2,875,000		8/20/12	(380 bp)	992,274

Republic of Argentina,
8.28%, 12/31/33	-	--		6,155,000		3/20/13	(551 bp)	2,058,387

Republic of Indonesia,
6.75%, 2014	BB-	--		2,130,000		9/20/16	292 bp	(30,566)

Russian Federation,
7 1/2%, 3/31/30	-	--		987,500		4/20/13	(112 bp)	71,051

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	2,045,000		9/20/13	715 bp	(205,794)

United Mexican States,
7.5%, 4/8/33	Baa1	--		$6,115,000		3/20/14	56 bp	(374,775)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	1,975,000		9/20/13	477 bp	(119,696)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	1,975,000		9/20/13	535 bp	(41,605)

Goldman Sachs International
DJ ABX HE AAA Index	BB+	827,274		$3,520,000		1/25/38	76 bp	(1,794,754)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	3,937,742		9,488,534		5/25/46	11 bp	118,665

DJ CDX NA CMBX AAA Index	AAA	211,407		5,780,000		3/15/49	7 bp	(872,287)

DJ CDX NA HY Series 11
Version 1 Index	-	(1,222,065)		6,307,430		12/20/13	(500 bp)	(303,387)

DJ CDX NA IG Series 12
Version 1 Index	-	(11,391,521)		262,060,000		6/20/14	(100 bp)	(7,678,132)

DJ CDX NA IG Series 12
Version 1 Index	-	(629,495)		14,324,000		6/20/14	(100 bp)	(426,523)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	1,835,000		3/20/13	680 bp	(862,644)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	1,910,000		9/20/13	720 bp	(147,369)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$285,000		6/20/12	230 bp	(116,472)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	1,914,369		10,223,628		7/25/45	18 bp	227,777

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	814,633		3,879,323		5/25/46	11 bp	(746,724)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	3,198,897		8,706,164		5/25/46	11 bp	(305,175)

DJ CDX NA EM Series 10
Index	Ba2	134,596		2,330,000		12/20/13	335 bp	23,100

DJ iTraxx Europe
Crossover Series 8
Version 1	-	(686,419)	EUR	5,137,160		12/20/12	(375 bp)	424,853

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	-	--		$4,878,600		3/20/12	(85 bp)	45,554

Republic of Argentina,
8.28%, 12/31/33	B-	--		2,860,000		6/20/14	235 bp	(1,401,836)

Republic of Hungary,
4 3/4%, 2/3/15	-	--		2,595,000		4/20/13	(171.5 bp)	150,562

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		1,955,000		5/20/17	60 bp	(333,914)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		495,000		9/20/13	276 bp	(6,125)

Russian Federation,
7.5%, 3/31/30	Baa1	--		4,675,000		8/20/12	65 bp	(336,155)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		920,000		6/20/13	595 bp	(251,852)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	-	--		4,865,000		6/20/12	(150 bp)	631,355

D.R. Horton Inc.,
7 7/8%, 8/15/11	-	--		3,320,000		9/20/11	(426 bp)	(92,844)

Pulte Homes Inc.,
5.25%, 1/15/14	-	--		3,111,000		9/20/11	(482 bp)	(159,454)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	-	--		6,397,000		9/20/12	(128 bp)	(9,596)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	-	--		2,430,000		6/20/12	(114 bp)	342,990

DJ ABX CMBX BBB Index	-	177		244,027		10/12/52	(134 bp)	206,750

DJ CMB NA CMBX AAA Index	AAA	1,072,185		9,880,000		2/17/51	35 bp	(1,572,211)

Dominican Republic,
8 5/8%, 4/20/27	-	--		5,020,000		11/20/11	(170 bp)	687,829

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Ba2	--	4,877,900	3/20/12	44 bp	(158,760)

Nalco Co., 7.75%,
11/15/11	Ba2	--	835,000	3/20/13	460 bp	(11,815)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--	3,545,000	10/12/12	339 bp	(905,606)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	-	--	460,000	9/20/13	(760 bp)	(17,494)

Total						$(28,734,073)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
TRY Turkish Lira
USD / $ United States Dollar
ZAR South African Rand

Key to other fixed-income security abbreviations

TBA To Be Announced Commitments
FRB Floating Rate Bonds
FRN Floating Rate Notes
IFB Inverse Floating Rate Bonds
IO Interest Only
PO Principal Only
EMTN Euro Medium Term Notes
MTN Medium Term Notes

NOTES

(a) Percentages indicated are based on net assets of $1,776,860,636.

(b) The aggregate identified cost on a tax basis is $2,442,633,426, resulting in gross unrealized appreciation and depreciation of $149,795,431 and $340,093,066, respectively, or net unrealized depreciation of $190,297,635.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at June 30, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $115,057 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $371,424,240 and $216,655,479, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At June 30, 2009, liquid assets totaling $1,188,218,935 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are represented in the fund's portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At June 30, 2009 the fund had net unrealized losses of $95,346,192 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled 3,599,728.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

		VALUATION INPUTS

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$170,799,885	$6,059,582

Convertible bonds and notes		--	3,827,069	--

Corporate bonds and notes		--	373,381,496	8,687

Foreign government bonds and notes		--	129,721,741	--

Mortgage-backed securities		--	766,700,783	943,778

Purchased options outstanding		--	59,823,840	--

Senior loans		--	106,628,168	--

U.S. Government and agency mortgage obligations		--	295,983,950	--

U.S Treasury obligations		--	11,170,740	--

Short-term investments		198,228,761	129,057,311	--

	Totals by level	$198,228,761	$2,047,094,983	$7,012,047

		Level 1	Level 2	Level 3

Other financial instruments:		$(19,456,392)	$(84,798,097)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of [Report Date - June 30, 2009]:

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
Investments in securities:	[September 30, 2008]	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Asset-backed securities	$16,580,332	$128,025	$(379,104)	$(2,118,607)	$(143,925)	$(8,007,139)	$6,059,582

Corporate bonds and notes	$80	56,736	(2,645)	(33,514)	(11,970)	--	8,687

Mortgage-backed securities	$5,562,362	--	--	--	--	(4,618,584)	943,778

Totals:	$22,142,774	$184,761	$(381,749)	$(2,152,121)	$(155,895)	$(12,625,723)	$7,012,047

	Balance as of	Accrued		Change in net unrealized		Net transfers in	Balance as of
	[September 30, 2008]	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	Net purchases/sales	and/or out of Level 3	June 30, 2009

Other financial instruments:	$--	$--	--	--	--	--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of June 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$21,012,646	$49,746,718

Foreign exchange contracts	4,387,459	3,639,131

Interest rate contracts	575,774,727	527,382,135

Total	$601,174,832	$580,767,981

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009